UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORED OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-03668

THE WRIGHT MANAGED INCOME TRUST
177 West Putnam Avenue
Greenwich, Connecticut 06830

Adam Waldstein
Atlantic Fund Services
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end:
December 31

Wright Current Income Fund

Date of reporting period:
July 1, 2015 - June 30, 2016

ITEM 1. PROXY VOTING RECORD

WRIGHT CURRENT INCOME FUND

The Fund held no securities during the period July 1, 2015 through June 30, 2016 that required proxy  votes and; therefore, there are no voting records to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE WRIGHT MANAGED INCOME TRUST (on behalf of WRIGHT CURRENT INCOME FUND).

By:  /s/ Peter M. Donovan
       Peter M. Donovan, President

Date: August 4, 2016